Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-37649
Entity Registrant Name	FiEE, Inc.
Entity Central Index Key	0001467761
Entity Tax Identification Number	04-2621506
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3-33
Entity Address, Address Line Two	2-chome Utajima
Entity Address, Address Line Three	Nishiyodogawa District
Entity Address, City or Town	Osaka
Entity Address, Country	JP
Entity Address, Postal Zip Code	00000
City Area Code	+81 6
Local Phone Number	7509 3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FIEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false